NET INCOME PER UNIT (Details) - USD ($)							3 Months Ended									12 Months Ended
	Jul. 31, 2018	Jun. 01, 2017	Sep. 14, 2016	Aug. 17, 2016	Apr. 05, 2016	May 14, 2014	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common units sold in public offering (in shares)			375,000	4,000,000
Net income							$ 25,869,000	$ 31,453,000	$ 25,981,000	$ 26,713,000	$ 26,330,000	$ 16,893,000	$ 14,302,000	$ 17,282,000		$ 110,016,000	$ 74,807,000	$ 69,008,000
Total distributions declared																89,685,000	73,905,000	54,020,000
Earnings less distributions																10,752,000	7,055,000	19,828,000
Net Income (Loss) Allocated to Limited Partners							$ 20,909,000	$ 26,347,000	$ 21,204,000	$ 22,922,000	$ 23,472,000	$ 19,749,000	$ 15,372,000	$ 18,336,000		91,382,000	76,929,000	73,848,000
Less: Net (loss) income attributable to Predecessor																4,986,000	11,832,000	4,840,000
Net Income (Loss) Attributable To Partners																$ 100,437,000	$ 80,960,000	$ 73,848,000
Phantom Unit Award [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Value of units excluded from computation of earnings per share																92,166	324,729	403,375
Common Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common units sold in public offering (in shares)				4,000,000	2,875,000											23,441,211
Total distributions declared																$ 73,322,000	$ 42,232,000	$ 28,754,000
Earnings less distributions																3,897,000	2,778,000	10,437,000
Net Income (Loss) Allocated to Limited Partners																$ 77,219,000	$ 45,010,000	$ 39,191,000
Weighted-average units outstanding - basic (1)																35,505,446	22,288,118	17,956,152
Weighted-average units outstanding - diluted (1)																35,568,760	22,338,784	17,956,152
Net income per limited partner unit - basic (2)																$ 2.17	$ 2.01	$ 2.18
Net income per limited partner unit - diluted (2)																$ 2.17	$ 2.01	$ 2.18
Subordinated - basic and diluted (in shares)																35,568,760	22,338,784	17,956,152
Limited Partner, Subordinated Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total distributions declared																$ 7,308,000	$ 27,642,000	$ 24,148,000
Earnings less distributions																6,855,000	4,277,000	10,509,000
Net Income (Loss) Allocated to Limited Partners																$ 14,163,000	$ 31,919,000	$ 34,657,000
Weighted-average units outstanding - basic (1)																6,572,245	15,886,553	15,886,553
Weighted-average units outstanding - diluted (1)																6,572,245	15,886,553	15,886,553
Net income per limited partner unit - basic (2)																$ 2.15	$ 2.01	$ 2.18
Net income per limited partner unit - diluted (2)																$ 2.15	$ 2.01	$ 2.18
Partners' Capital Account, Units, Converted		15,886,553
General Partner [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total distributions declared																$ 9,055,000	$ 4,031,000	$ 1,118,000
Earnings less distributions																0	0	(1,118,000)
Less: Net (loss) income attributable to Predecessor																9,055,000	4,031,000	0
PBF LLC [Member] | Common Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Partnership common units used to fund Acquisition (in shares)															1,288,420
Limited Partner [Member] | Common Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total distributions declared																0
Less: Net (loss) income attributable to Predecessor																$ 0	$ 0	$ 0
Common Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common units sold in public offering (in shares)			4,375,000			2,875,000
Over-Allotment Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common units sold in public offering (in shares)			600,000		375,000
Over-Allotment Option [Member] | Common Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common units sold in public offering (in shares)			375,000
Development Assets Acquisition [Member] | Subsequent Event [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Issued During Period, Value, New Issues	$ 31,586,000
Stock Issued During Period, Shares, New Issues	1,494,134